Earnings Per Share (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded stock options		923,000	422,000	411,000
Shares issued in conjunction with the conversion feature of the Notes	35,166			249,000
Number of shares called by warrants				2,477,000
Dilutive impact of the warrants				12,000
Payments for Repurchase of Warrants				$ 2,648
Senior Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate of senior convertible notes				1.875%
Dilutive impact of the warrants				102,000